Emerging Markets Local Bond Fund Summary

Class/Ticker: Class A WLBAX; Class C - WLBEX

Summary Prospectus

March 1, 2015

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") dated March 1, 2015, and statement of additional information ("SAI") dated March 1, 2015, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks total return, consisting of income and capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Advantage Funds®. More information about these and other discounts is available from your financial professional and in "A Choice of Share Classes" and "Reductions and Waivers of Sales Charges" on pages 30 and 32 of the Prospectus and "Additional Purchase and Redemption Information" on page 56 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C
Management Fees	0.65%	0.65%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	1.04%	1.04%
Total Annual Fund Operating Expenses	1.69%	2.44%
Fee Waivers	0.46%	0.46%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.23%	1.98%
1.	The Adviser has contractually committed through February 28, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$570	$301	$201
3 Years	$916	$717	$717
5 Years	$1,285	$1,259	$1,259
10 Years	$2,321	$2,741	$2,741

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A  higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 99% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in debt securities issued by governments, corporate entities or supranational agencies, that are tied economically to emerging market countries and denominated in local currencies;

    in at least six countries or supranational agencies; and

      up to 20% of the Fund's total assets in debt securities denominated in currencies of developed markets but issued by governments or corporate entities from emerging market countries.

    Emerging market countries generally are those countries defined as having an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. The emerging market countries in which the Fund may invest currently include, but are not limited to, Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Uruguay. We consider a security to be "tied economically to" an emerging market country if it is principally traded on the country's securities markets or if the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country.

    We may invest in investment-grade and below investment-grade debt securities. While we may purchase securities of any maturity or duration, under normal circumstances, we expect the dollar-weighted average effective maturity of the Fund's portfolio to be between 3 and 10 years, and the dollar-weighted average effective duration of the Fund's portfolio to be between 2 ½ to 8 years. "Dollar-Weighted Average Effective Maturity" is a measure of the average time until the final payment of principal and interest is due on fixed income securities in the Fund's portfolio. "Dollar-Weighted Average Effective Duration" is an aggregate measure of the sensitivity of a fund's fixed income portfolio securities to changes in interest rates. As a general matter, the price of a fixed income security with a longer effective duration will fluctuate more in response to changes in interest rates than the price of a fixed income security with a shorter effective duration. The Fund is considered to be non-diversified.

    Currency is managed as a separate asset class and we may enter into foreign currency exchange contracts to gain or hedge currency exposure or control risk. We may purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies.

    We use proprietary models and systems to assess and highlight areas of relative value around the world. Model-driven forecasts are created using fundamental economic inputs to generate economic forecasts on the emerging bond markets. With these forecasts, an optimization process accounts for multiple iteration scenarios to create, what we believe to be, an optimal portfolio strategy. The output of the model process is intended to provide relative valuations for determining an over- or underweight of country-specific bond markets. Similarly, currencies are valued for their potential returns or to hedge currency exposure. These macro 'top-down' quantitative models are used in conjunction with our investment experience and allied to a 'bottom-up' security selection process. Sell decisions are valuation-driven based on our models and our fundamental analysis. We may also sell a security due to changes in portfolio strategy or cash flow needs.

    Principal Investment Risks

    An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

    Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

    Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the adviser believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

    Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

    Foreign Currency Contracts Risk. A Fund that enters into foreign currency contracts, which are a type of derivative, is subject to the risk that the adviser may be incorrect in its judgment of future exchange rate changes.

    Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

    Geographic Emphasis Risk. A Fund that invests a significant portion of its assets in one country or geographic region will be more vulnerable than a fund that invests its assets more broadly to the economic, financial, political or other developments affecting that country or region. Such developments may have a significant impact on the Fund's investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.

    High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

    Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

    Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

    Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

    Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. Default by the issuer of an individual security in such a Fund's portfolio may have a greater negative effect on the Fund's return or net asset value than it would on the return or net asset value of a "diversified" fund.

    U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

    Performance

    The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

    Calendar Year Total Returns for Class A as of 12/31 each year
    (Returns do not reflect sales charges and would be lower if they did)

Highest Quarter: 2nd Quarter 2014	+4.12%
Lowest Quarter: 2nd Quarter 2013	-7.55%

Average Annual Total Returns for the periods ended 12/31/2014 (Returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	Performance Since 5/31/2012
Class A (before taxes)	5/31/2012	-9.20%	N/A	-2.85%
Class A (after taxes on distributions)	5/31/2012	-9.67%	N/A	-5.06%
Class A (after taxes on distributions and the sale of Fund Shares)	5/31/2012	-5.21%	N/A	-2.96%
Class C (before taxes)	5/31/2012	-6.55%	N/A	-1.85%
JPMorgan GBI EM Global Diversified Composite Index (reflects no deduction for fees, expenses, or taxes)		-5.72%	N/A	-0.43%

    After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown only for the Class A shares. After-tax returns for the Class C shares will vary.

    Fund Management

Adviser	Sub-Adviser	Portfolio Managers, Title/Managed Since
Wells Fargo Funds Management, LLC	First International Advisors, LLC	Michael Lee, Portfolio Manager / 2012 Tony Norris, Portfolio Manager / 2012 Alex Perrin, Portfolio Manager / 2012 Christopher Wightman, Portfolio Manager / 2012 Peter Wilson, Portfolio Manager / 2012

    Purchase and Sale of Fund Shares

    In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

    Minimum Initial Investment
    Regular Accounts: $1,000
    IRAs, IRA Rollovers, Roth IRAs: $250
    UGMA/UTMA Accounts: $50
    Employer Sponsored Retirement Plans: No Minimum

    Minimum Additional Investment
    Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
    UGMA/UTMA Accounts: $50
    Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

    Tax Information

    Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

    Payments to Broker-Dealers and Other Financial Intermediaries

    If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

    SUPPLEMENT TO THE PROSPECTUSES,

    SUMMARY PROSPECTUSES AND

    STATEMENT OF ADDITIONAL INFORMATION

    OF

      WELLS FARGO ADVANTAGE INCOME FUNDS

    Wells Fargo Advantage Emerging Markets Local Bond Fund

    At a telephonic meeting held on June 15, 2015, the Board of Trustees of Wells Fargo Funds Trust (the “Board”) unanimously approved the liquidation of the Fund.

    The Fund is closed to new direct investors and additional investments from existing shareholders effective at the close of business on June 19, 2015. Existing retirement plans, benefit plans and retirement plan platforms may continue to add new participants and make additional purchases until the Fund’s liquidation date.

    The liquidation of the Fund is expected to occur after close of business on or about July 17, 2015. Shareholders of the Fund on the date of liquidation will receive a distribution of their account proceeds, including any accrued dividends, in complete redemption of their shares.

    Following the liquidation of the Fund, all references to the Fund are removed.

    June 16, 2015                                                                                                              IFAM075/P1003DS

    Emerging Markets Local Bond Fund Summary

    Class/Ticker: Administrator Class - WLBDX

    Summary Prospectus

    March 1, 2015

Link to Prospectus	Link to SAI

    Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") dated March 1, 2015, and statement of additional information ("SAI") dated March 1, 2015, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

    Investment Objective

    The Fund seeks total return, consisting of income and capital appreciation.

    Fees and Expenses

    These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.65%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.98%
Total Annual Fund Operating Expenses	1.63%
Fee Waivers	0.53%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.10%
1.	The Adviser has contractually committed through February 28, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

    Example of Expenses

    The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$112
3 Years	$462
5 Years	$837
10 Years	$1,888

    Portfolio Turnover

    The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A  higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 99% of the average value of its portfolio.

    Principal Investment Strategies

    Under normal circumstances, we invest:

      at least 80% of the Fund's net assets in debt securities issued by governments, corporate entities or supranational agencies, that are tied economically to emerging market countries and denominated in local currencies;

        in at least six countries or supranational agencies; and

          up to 20% of the Fund's total assets in debt securities denominated in currencies of developed markets but issued by governments or corporate entities from emerging market countries.

        Emerging market countries generally are those countries defined as having an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. The emerging market countries in which the Fund may invest currently include, but are not limited to, Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Uruguay. We consider a security to be "tied economically to" an emerging market country if it is principally traded on the country's securities markets or if the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country.

        We may invest in investment-grade and below investment-grade debt securities. While we may purchase securities of any maturity or duration, under normal circumstances, we expect the dollar-weighted average effective maturity of the Fund's portfolio to be between 3 and 10 years, and the dollar-weighted average effective duration of the Fund's portfolio to be between 2 ½ to 8 years. "Dollar-Weighted Average Effective Maturity" is a measure of the average time until the final payment of principal and interest is due on fixed income securities in the Fund's portfolio. "Dollar-Weighted Average Effective Duration" is an aggregate measure of the sensitivity of a fund's fixed income portfolio securities to changes in interest rates. As a general matter, the price of a fixed income security with a longer effective duration will fluctuate more in response to changes in interest rates than the price of a fixed income security with a shorter effective duration. The Fund is considered to be non-diversified.

        Currency is managed as a separate asset class and we may enter into foreign currency exchange contracts to gain or hedge currency exposure or control risk. We may purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies.

        We use proprietary models and systems to assess and highlight areas of relative value around the world. Model-driven forecasts are created using fundamental economic inputs to generate economic forecasts on the emerging bond markets. With these forecasts, an optimization process accounts for multiple iteration scenarios to create, what we believe to be, an optimal portfolio strategy. The output of the model process is intended to provide relative valuations for determining an over- or underweight of country-specific bond markets. Similarly, currencies are valued for their potential returns or to hedge currency exposure. These macro 'top-down' quantitative models are used in conjunction with our investment experience and allied to a 'bottom-up' security selection process. Sell decisions are valuation-driven based on our models and our fundamental analysis. We may also sell a security due to changes in portfolio strategy or cash flow needs.

        Principal Investment Risks

        An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

        Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

        Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the adviser believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

        Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

        Foreign Currency Contracts Risk. A Fund that enters into foreign currency contracts, which are a type of derivative, is subject to the risk that the adviser may be incorrect in its judgment of future exchange rate changes.

        Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

        Geographic Emphasis Risk. A Fund that invests a significant portion of its assets in one country or geographic region will be more vulnerable than a fund that invests its assets more broadly to the economic, financial, political or other developments affecting that country or region. Such developments may have a significant impact on the Fund's investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.

        High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

        Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

        Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

        Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

        Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. Default by the issuer of an individual security in such a Fund's portfolio may have a greater negative effect on the Fund's return or net asset value than it would on the return or net asset value of a "diversified" fund.

        Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

        U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

        Performance

        The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

        Calendar Year Total Returns as of 12/31 each year
        Administrator Class

Highest Quarter: 2nd Quarter 2014	+4.12%
Lowest Quarter: 2nd Quarter 2013	-7.44%

Average Annual Total Returns for the periods ended 12/31/2014
	Inception Date of Share Class	1 Year	5 Year	Performance Since 5/31/2012
Administrator Class (before taxes)	5/31/2012	-4.79%	N/A	-0.98%
Administrator Class (after taxes on distributions)	5/31/2012	-5.34%	N/A	-3.27%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	5/31/2012	-2.71%	N/A	-1.58%
JPMorgan GBI EM Global Diversified Composite Index (reflects no deduction for fees, expenses, or taxes)		-5.72%	N/A	-0.43%

        After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

        Fund Management

Adviser	Sub-Adviser	Portfolio Managers, Title/Managed Since
Wells Fargo Funds Management, LLC	First International Advisors, LLC	Michael Lee, Portfolio Manager / 2012 Tony Norris, Portfolio Manager / 2012 Alex Perrin, Portfolio Manager / 2012 Christopher Wightman, Portfolio Manager / 2012 Peter Wilson, Portfolio Manager / 2012

        Purchase and Sale of Fund Shares

        Administrator Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

        Tax Information

        Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

        Payments to Broker-Dealers and Other Financial Intermediaries

        If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

        SUPPLEMENT TO THE PROSPECTUSES,

        SUMMARY PROSPECTUSES AND

        STATEMENT OF ADDITIONAL INFORMATION

        OF

          WELLS FARGO ADVANTAGE INCOME FUNDS

        Wells Fargo Advantage Emerging Markets Local Bond Fund

        At a telephonic meeting held on June 15, 2015, the Board of Trustees of Wells Fargo Funds Trust (the “Board”) unanimously approved the liquidation of the Fund.

        The Fund is closed to new direct investors and additional investments from existing shareholders effective at the close of business on June 19, 2015. Existing retirement plans, benefit plans and retirement plan platforms may continue to add new participants and make additional purchases until the Fund’s liquidation date.

        The liquidation of the Fund is expected to occur after close of business on or about July 17, 2015. Shareholders of the Fund on the date of liquidation will receive a distribution of their account proceeds, including any accrued dividends, in complete redemption of their shares.

        Following the liquidation of the Fund, all references to the Fund are removed.

        June 16, 2015                                                                                                              IFAM075/P1003DS

        Emerging Markets Local Bond Fund Summary

        Class/Ticker: Institutional Class - WLBIX

        Summary Prospectus

        March 1, 2015

Link to Prospectus	Link to SAI

        Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") dated March 1, 2015, and statement of additional information ("SAI") dated March 1, 2015, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

        Investment Objective

        The Fund seeks total return, consisting of income and capital appreciation.

        Fees and Expenses

        These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.65%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.71%
Total Annual Fund Operating Expenses	1.36%
Fee Waivers	0.46%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.90%
1.	The Adviser has contractually committed through February 28, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

        Example of Expenses

        The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$92
3 Years	$385
5 Years	$701
10 Years	$1,595

        Portfolio Turnover

        The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A  higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 99% of the average value of its portfolio.

        Principal Investment Strategies

        Under normal circumstances, we invest:

          at least 80% of the Fund's net assets in debt securities issued by governments, corporate entities or supranational agencies, that are tied economically to emerging market countries and denominated in local currencies;

            in at least six countries or supranational agencies; and

              up to 20% of the Fund's total assets in debt securities denominated in currencies of developed markets but issued by governments or corporate entities from emerging market countries.

            Emerging market countries generally are those countries defined as having an emerging or developing economy by the World Bank or its related organizations, or the United Nations or its authorities. The emerging market countries in which the Fund may invest currently include, but are not limited to, Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Malaysia, Mexico, Peru, the Philippines, Poland, Russia, South Africa, South Korea, Thailand, Turkey and Uruguay. We consider a security to be "tied economically to" an emerging market country if it is principally traded on the country's securities markets or if the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country.

            We may invest in investment-grade and below investment-grade debt securities. While we may purchase securities of any maturity or duration, under normal circumstances, we expect the dollar-weighted average effective maturity of the Fund's portfolio to be between 3 and 10 years, and the dollar-weighted average effective duration of the Fund's portfolio to be between 2 ½ to 8 years. "Dollar-Weighted Average Effective Maturity" is a measure of the average time until the final payment of principal and interest is due on fixed income securities in the Fund's portfolio. "Dollar-Weighted Average Effective Duration" is an aggregate measure of the sensitivity of a fund's fixed income portfolio securities to changes in interest rates. As a general matter, the price of a fixed income security with a longer effective duration will fluctuate more in response to changes in interest rates than the price of a fixed income security with a shorter effective duration. The Fund is considered to be non-diversified.

            Currency is managed as a separate asset class and we may enter into foreign currency exchange contracts to gain or hedge currency exposure or control risk. We may purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies.

            We use proprietary models and systems to assess and highlight areas of relative value around the world. Model-driven forecasts are created using fundamental economic inputs to generate economic forecasts on the emerging bond markets. With these forecasts, an optimization process accounts for multiple iteration scenarios to create, what we believe to be, an optimal portfolio strategy. The output of the model process is intended to provide relative valuations for determining an over- or underweight of country-specific bond markets. Similarly, currencies are valued for their potential returns or to hedge currency exposure. These macro 'top-down' quantitative models are used in conjunction with our investment experience and allied to a 'bottom-up' security selection process. Sell decisions are valuation-driven based on our models and our fundamental analysis. We may also sell a security due to changes in portfolio strategy or cash flow needs.

            Principal Investment Risks

            An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

            Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.

            Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the adviser believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

            Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

            Foreign Currency Contracts Risk. A Fund that enters into foreign currency contracts, which are a type of derivative, is subject to the risk that the adviser may be incorrect in its judgment of future exchange rate changes.

            Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

            Geographic Emphasis Risk. A Fund that invests a significant portion of its assets in one country or geographic region will be more vulnerable than a fund that invests its assets more broadly to the economic, financial, political or other developments affecting that country or region. Such developments may have a significant impact on the Fund's investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.

            High Yield Securities Risk. High yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

            Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.

            Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's adviser or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

            Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

            Non-Diversification Risk. A Fund that is considered "non-diversified" under the 1940 Act is more vulnerable to market or economic events impacting issuers of individual portfolio securities than a "diversified" fund. Default by the issuer of an individual security in such a Fund's portfolio may have a greater negative effect on the Fund's return or net asset value than it would on the return or net asset value of a "diversified" fund.

            U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

            Performance

            The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

            Calendar Year Total Returns as of 12/31 each year
            Institutional Class

Highest Quarter: 2nd Quarter 2014	+4.12%
Lowest Quarter: 2nd Quarter 2013	-7.47%

Average Annual Total Returns for the periods ended 12/31/2014
	Inception Date of Share Class	1 Year	5 Year	Performance Since 5/31/2012
Institutional Class (before taxes)	5/31/2012	-4.53%	N/A	-0.76%
Institutional Class (after taxes on distributions)	5/31/2012	-5.19%	N/A	-3.15%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	5/31/2012	-2.56%	N/A	-1.46%
JPMorgan GBI EM Global Diversified Composite Index (reflects no deduction for fees, expenses, or taxes)		-5.72%	N/A	-0.43%

            After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

            Fund Management

Adviser	Sub-Adviser	Portfolio Managers, Title/Managed Since
Wells Fargo Funds Management, LLC	First International Advisors, LLC	Michael Lee, Portfolio Manager / 2012 Tony Norris, Portfolio Manager / 2012 Alex Perrin, Portfolio Manager / 2012 Christopher Wightman, Portfolio Manager / 2012 Peter Wilson, Portfolio Manager / 2012

            Purchase and Sale of Fund Shares

            Institutional Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $5 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargoadvantagefunds.com Phone or Wire: 1.800.222.8222 Contact your financial professional.

            Tax Information

            Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

            Payments to Broker-Dealers and Other Financial Intermediaries

            If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

            SUPPLEMENT TO THE PROSPECTUSES,

            SUMMARY PROSPECTUSES AND

            STATEMENT OF ADDITIONAL INFORMATION

            OF

              WELLS FARGO ADVANTAGE INCOME FUNDS

            Wells Fargo Advantage Emerging Markets Local Bond Fund

            At a telephonic meeting held on June 15, 2015, the Board of Trustees of Wells Fargo Funds Trust (the “Board”) unanimously approved the liquidation of the Fund.

            The Fund is closed to new direct investors and additional investments from existing shareholders effective at the close of business on June 19, 2015. Existing retirement plans, benefit plans and retirement plan platforms may continue to add new participants and make additional purchases until the Fund’s liquidation date.

            The liquidation of the Fund is expected to occur after close of business on or about July 17, 2015. Shareholders of the Fund on the date of liquidation will receive a distribution of their account proceeds, including any accrued dividends, in complete redemption of their shares.

            Following the liquidation of the Fund, all references to the Fund are removed.

            June 16, 2015                                                                                                              IFAM075/P1003DS